Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

Standby Letters of Credit, Lines of Credit and Outstanding Notes

See Note 7 - Standby Letters of Credit and Lines of Credit above.

Lease Commitments

The Company’s lease for its current corporate headquarters, as amended, sets base rent at $37,913 per month for the first year and schedules annual increases in base rent each year until the final rental year, which is capped at $43,957 per month. The base rent may be abated by up to $228,049 subject to other terms of the lease. At June, 2017, deferred rent liability associated with such leases was $680,486.

Employment Agreements

In December 2016, AMM entered into employment agreements with Warren Hosseinion, M.D., Adrian Vazquez, M.D., Gary Augusta and Mihir Shah, which replaced such officers’ previous employment agreements and revised certain term, bonus and severance arrangements. Such agreements, as amended as of the date of this Report, provide annual base salaries in the aggregate amount of $1,550,000 for such officers. Each of the new employment agreements has an initial term of three years with automatic annual renewals and provide 20 business days of paid time off per calendar year. Accrued and unused paid time off shall be paid in cash at the end of each calendar year. Under the new employment agreements, each officer is eligible to receive an annual bonus and is granted certain vesting rights and accrued benefits (as such term is defined therein) if his employment is terminated without “cause” (as such term is defined therein) or if he resigns with “good reason” (as such term is defined therein) during the employment term.

Regulatory Matters

The healthcare industry and Medicare and Medicaid programs are subject to numerous laws and regulations of federal, state and local governments, including the Health Insurance Portability and Accountability Act, the Health Information Technology for Economic and Clinical Health Act and the Patient Protection and Affordable Care Act, which are generally are complex and subject to interpretation. These laws and regulations govern matters such as licensure, accreditation, security and privacy of health information, health insurance portability, health insurance exchanges, government healthcare program participation requirements, reimbursement for patient services, and Medicare and Medicaid fraud and abuse. Government activity has continued with respect to investigations and allegations concerning possible violations of such laws and regulations by healthcare providers. Compliance with such laws and regulations can be subject to government review and interpretation. Violations of these laws and regulations may result in significant adverse regulatory actions, including fines, penalties, exclusion from government healthcare programs, repayments for patient services previously billed as well as those unknown or unasserted at this time.

As a risk-bearing organization (“RBO”), the Company is required to follow regulations of the California Department of Managed Health Care (“DMHC”). The Company and its applicable affiliates must comply with a minimum working capital requirement, Tangible Net Equity (“TNE”) requirement, cash-to-claims ratio and claims payment requirements prescribed by the DMHC. TNE is defined as net assets less intangibles, less non-allowable assets (which include amounts due from affiliates), plus subordinated obligations. The DMHC determined that, as of February 28, 2016, MMG, was not in compliance with the DMHC’s positive TNE requirement for a RBO. As a result, the DMHC required MMG to develop and implement a corrective action plan (“CAP”) for such deficiency. MMG’s CAP has been submitted and was approved by DMHC in December 2016. Through an intercompany revolving subordinate loan from AMM, MMG achieved positive TNE in the third quarter of fiscal 2017 and has maintained positive TNE to date. The DMHC is in the process of reviewing the Company’s filings for MMG to be taken off the CAP.

Legal Actions and Proceedings

In the ordinary course of the Company’s business, the Company from time to time becomes involved in pending and threatened legal actions and proceedings, most of which involve claims of medical malpractice related to medical services provided by the Company’s affiliated hospitalists. The Company may also become subject to other lawsuits which could involve significant claims and/or significant defense costs. Many of the Company’s payer and provider contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of medical services, which may not come to light until a substantial period of time has passed following contract implementation. Liabilities for claims are recorded when the loss is probable and can be estimated. Any adjustments to reserves are reflected in current operations.

Liability Insurance

Although the Company currently maintains liability insurance policies on a claims-made basis, which are mainly intended to cover malpractice liability and certain other claims, the coverage must be renewed annually, and may not continue to be available to the Company in future years at acceptable costs, and on favorable terms. In addition, the Company cannot be certain that the Company’s current insurance coverage will be adequate to cover liabilities arising out of claims asserted against the Company, the Company’s affiliated professional organizations or the Company’s affiliated hospitalists in the future where the outcomes of such claims are unfavorable. Liabilities in excess of the Company’s insurance coverage may have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.

10. Commitments and Contingencies

Lease commitments

The Company’s headquarters are located at 700 North Brand Boulevard, Suite 1400, Glendale, California 91203.  Under the original lease of the premises, the Company occupied space in Suite 220. On October 14, 2014, the Company's lease was amended by a Second Amendment (the “Second Lease Amendment”), pursuant to which the Company relocated its corporate headquarters to a larger suite in the same office building in October 2015. The Second Lease Amendment relocates the leased premises from Suite No. 220 to Suite Nos. 1400, 1425 and 1450, which collectively include 16,484 rentable square feet (the “New Premises”). The New Premises were improved with an allowance of $659,360, provided by the landlord, for construction and installation of equipment for the New Premises. The Second Lease Amendment also extends the term of the lease for approximately six years after the Company occupies the New Premises and increases the Company’s security deposit. The Second Lease Amendment sets the New Premises base rent at $37,913 per month for the first year and schedules annual increases in base rent each year until the final rental year, which is capped at $43,957 per month. However, the base rent will be abated by up to $228,049 subject to other terms of the lease. At March 31, 2017 and 2016, deferred rent liability associated with the Company’s leases was $747,418 and $728,877, respectively.

Future minimum rental payments required under the operating leases are as follows:

Year ending March 31,

2018	$982,000
2019	977,000
2020	994,000
2021	1,012,000
2022	716,000
Thereafter	910,000

$5,591,000

Rent expense recorded was as follows:

	For The Years Ended March 31,
	2017	2016

Rent expense	$951,244	$888,278

Letters  of Credit

In January 2013, in response to request by Prospect Medical Group, Inc., MMG arranged for City National Bank (“CNB”) to provide an irrevocable standby letter of credit in an amount up to $10,000, and entered into a security agreement in favor of CNB, as required by the Management Service Agreement effective February 1, 2013. In November, 2014 the irrevocable standby letter of credit and the security agreement amounts were increased to $ 500,000. The letter of credit is collateralized by a certificate of deposit which is included in restricted cash in the amount of $500,000 at March 31, 2017.

In December 2016, in response to a request by Humana Insurance Company and Humana Health Plan, Inc. (collectively “Humana”), MMG arranged for CNB to provide an irrevocable standby letter of credit in an amount up to $235,000 through December 31, 2017, and entered into a security agreement in favor of CNB, as required by the Independent Practice Association Participation Agreement effective January 1, 2015, including the addenda and attachments thereto, and as amended. The letter of credit is collateralized by a certificate of deposit which is included in restricted cash in the amount of $235,000 at March 31, 2017.

Other letters of credit consist of approximately $30,000. The cash deposit as part of the securities agreements are listed as restricted cash on the consolidated balance sheets at both March 31, 2017 and 2016.

Regulatory Matters

Laws and regulations governing the Medicare program and healthcare generally are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations of potential wrongdoing. While no such regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medi-Cal programs.

As a risk-bearing organization, the Company is required to follow regulations of the California Department of Managed Health Care (“DMHC”). The Company must comply with a minimum working capital requirement, Tangible Net Equity (“TNE”) requirement, cash-to-claims ratio and claims payment requirements prescribed by the DMHC. TNE is defined as net assets less intangibles, less non-allowable assets (which include amounts due from affiliates), plus subordinated obligations. The DMHC determined that, as of February 28, 2016, MMG, was not in compliance with the DMHC’s positive TNE requirement for a Risk Bearing Organization (“RBO”). As a result, the DMHC required MMG to develop and implement a corrective action plan (“CAP”) for such deficiency. MMG submitted a CAP to the DMHC, which the DMHC approved. MMG has up to one year to cure the deficiency. MMG achieved positive TNE as of the third quarter of fiscal 2017 and has maintained positive TNE to date. Since DMHC requirements are that an RBO should have positive TNE for one full quarter to be taken off a CAP, the Company believes that MMG is currently in compliance with DMHC requirements. The DMHC is currently reviewing filings the Company has made to confirm this compliance.

Many of the Company's payer and provider contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of medical services. Such differing interpretations may not come to light until a substantial period of time has passed following contract implementation. Liabilities for claims disputes are recorded when the loss is probable and can be estimated. Any adjustments to reserves are reflected in current operations.

In connection with DMHC’s approval of the CAP for MMG, on November 22, 2016, AMM, a wholly-owned subsidiary of the Company, entered into an Intercompany Revolving Loan Agreement (the “Loan Agreement”) with MMG, another affiliate of the Company, pursuant to which AMM has agreed to lend MMG up to $2,000,000 (the “Commitment Amount”) in one or more advances (collectively, “Advances”) that MMG may request from time to time during the term of the Loan Agreement. Interest on outstanding Advances shall accrue interest at a rate equal to the greater of 10% per annum or the LIBOR rate then in effect, and is payable monthly on the first business day of each month.

In an Event of Default (as defined in the Loan Agreement), interest on Advances shall accrue interest at a default rate equal to 3% per annum above the interest rate then in effect. Additionally, in an Event of Default, MMG may, among other things, accelerate all payments due under the Loan Agreement.

The Loan Agreement also contains other provisions typical of an agreement of this nature, including without limitation, representation and warranties, a right of set-off and governing law.

The Loan Agreement replaces substantially similar loan agreements between the parties (other than with respect to the Commitment Amount), including without limitation that certain Intercompany Revolving Loan Agreement dated as of February 1, 2013, that certain Amendment No. l to Intercompany Revolving Loan Agreement dated as of March 28, 2014, that certain Intercompany Revolving Loan Agreement dated as of June 27, 2014, and that certain Amendment No. 2 to Intercompany Revolving Loan Agreement dated as of March 30, 2016, all of which were terminated.

The Loan Agreement was entered into in response to a request of the California Department of Managed Health Care (“DMHC”), in order to comply with DMHC requirements in connection with its review of a pending Corrective Action Plan (“CAP”) for MMG (See Regulatory Matters).

Also on November 22, 2016, and also at the request of the DMHC in connection with its review of the pending CAP for MMG, AMM and MMG entered into a Subordination Agreement (the “Subordination Agreement”), pursuant to which AMM has agreed to irrevocably and fully subordinate its right to repayment of Advances, together with interest thereon, under the Loan Agreement, to all other present and future creditors of MMG.

AMM also agreed that the payment by MMG of principal and interest of Advances under the Loan Agreement will be suspended and will not mature when, excluding the liability of MMG to pay AMM principal and interest under the Loan Agreement, if after giving effect to the payment, MMG would not be in compliance with the financial solvency requirements, as defined in and calculated under the Knox-Keene Health Care Service Plan Act of 1975, as amended (the “Knox-Keene Act”), and the rules promulgated thereunder.

AMM further agreed that, in the event of the liquidation or dissolution of MMG, the payment by MMG of principal and interest to AMM under the Loan Agreement shall be fully subordinated and subject to the prior payment or provision for payment in full of all claims of all other present and future creditors of MMG.

Upon the written consent of the director of the DMHC, all previous subordination agreements between AMM and MMG, including without limitation that certain Subordination Agreement dated June 27, 2014 between AMM and MMG and that certain Amended and Restated Subordination Agreement between AMM and MMG dated as of March, 30, 2016, shall be terminated. Once consented to by the director of the DMHC and executed by the parties, the Subordination Agreement may not be cancelled, terminated, rescinded or amended by mutual consent or otherwise, without the prior written consent of the director of the DMHC.

Legislation and HIPAA

The healthcare industry is subject to numerous laws and regulations of federal, state and local governments. These laws and regulations include, but are not necessarily limited to, matters such as licensure, accreditation, government healthcare program participation requirements, reimbursement for patient services, and Medicare and Medicaid fraud and abuse. Government activity has continued with respect to investigations and allegations concerning possible violations of fraud and abuse statutes and regulations by healthcare providers. Violations of these laws and regulations could result in expulsion from government healthcare programs together with the imposition of significant fines and penalties, as well as significant repayments for patient services previously billed.

The Company believes that it is in compliance with fraud and abuse regulations as well as other applicable government laws and regulations. Compliance with such laws and regulations can be subject to future government review and interpretation as well as regulatory actions unknown or unasserted at this time.

The Health Insurance Portability and Accountability Act (“HIPAA”) assures health insurance portability, reduces healthcare fraud and abuse, guarantees security and privacy of health information, and enforces standards for health information. The Health Information Technology for Economic and Clinical Health Act (“HITECH Act”) expanded upon HIPAA in a number of ways, including establishing notification requirements for certain breaches of protected health information. In addition to these federal rules, California has also developed strict standards for the privacy and security of health information as well as for reporting certain violations and breaches. The Company may be subject to significant fines and penalties if found not to be compliant with these state or federal provisions.

Affordable Care Act

The Patient Protection and Affordable Care Act (“ACA”) will substantially reform the United States health care system. The legislation impacts multiple aspects of the health care system, including many provisions that change payments from Medicare, Medicaid and insurance companies. Starting in 2014, the legislation required the establishment of health insurance exchanges, which will provide individuals without employer-provided health care coverage the opportunity to purchase insurance. It is anticipated that some employers currently offering insurance to employees will opt to have employees seek insurance coverage through the insurance exchanges. It is possible that the reimbursement rates paid by insurers participating in the insurance exchanges may be substantially different than rates paid under current health insurance products. Another significant component of the ACA is the expansion of the Medicaid program to a wide range of newly eligible individuals. In anticipation of this expansion, payments under certain existing programs, such as Medicare disproportionate share, will be substantially decreased. Each state’s participation in an expanded Medicaid program is optional. However, the ACA may be amended, or repealed and replaced by the Congress. The potential outcome of the repeal and replacement is unknown at this time but could have a material impact on the Company.

Legal

In the ordinary course of the Company’s business, the Company becomes involved in pending and threatened legal actions and proceedings, most of which involve claims of medical malpractice related to medical services that are provided by our affiliated hospitalists. We may also become subject to other lawsuits which could involve significant claims and/or significant defense costs.

Liability Insurance

The Company believes that the Company’s insurance coverage is appropriate based upon the Company’s claims experience and the nature and risks of the Company’s business. In addition to the known incidents that have resulted in the assertion of claims, the Company cannot be certain that the Company’s insurance coverage will be adequate to cover liabilities arising out of claims asserted against the Company, the Company’s affiliated professional organizations or the Company’s affiliated hospitalists in the future where the outcomes of such claims are unfavorable. The Company believes that the ultimate resolution of all pending claims, including liabilities in excess of the Company’s insurance coverage, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on the Company’s business.

Although the Company currently maintains liability insurance policies on a claims-made basis, which are intended to cover malpractice liability and certain other claims, the coverage must be renewed annually, and may not continue to be available to the Company in future years at acceptable costs, and on favorable terms.

Employment and Consulting Agreements

On December 20, 2016, AMM, a wholly-owned subsidiary of the Company, entered into new employment agreements with each of Warren Hosseinion, M.D., Adrian Vazquez, M.D., Gary Augusta and Mihir Shah. The new employment agreements were approved by the Compensation Committee of the Board of Directors of the Company and replace the employment agreements previously entered into with (i) Dr. Hosseinion and Dr. Vazquez on March 28, 2014, as amended on January 12, 2016 and as amended and restated on June 29, 2016, and (ii) Mr. Shah on July 21, 2016. The new employment agreements provide that Dr. Hosseinion, Dr. Vazquez and Mr. Shah will continue to be paid their current base salary in the aggregate amount of $1,160,000, and that Mr. Augusta will be paid a base salary of $300,000 and revise certain term, bonus and severance arrangements as provided therein. Mr. Augusta’s consulting agreement through Flacane Advisers, Inc. (“Flacane”) has been terminated.

Each of the new employment agreements has an initial term of three years with automatic annual renewals and entitles the executive to 20 business days of paid time off per calendar year. Accrued and unused paid time off shall be paid in cash at the end of each calendar year. Under the new employment agreements, each executive is eligible to receive an annual bonus and is granted certain vesting rights and Accrued Benefits (as such term is defined in the respective employment agreement) if the executive’s employment is terminated without “Cause” (as such term is defined in the respective employment agreement) or if the executive resigns with “Good Reason” (as such term is defined in the respective employment agreement) during the employment term.

NMM Transaction

On December 21, 2016, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) among the Company, Apollo Acquisition Corp., a California corporation and wholly-owned subsidiary of the Company (“Merger Subsidiary”), NMM, and Kenneth Sim, M.D., not individually but in his capacity as the representative of the shareholders of NMM (the “Shareholders’ Representative”).

Thomas Lam, M.D. and Kenneth Sim, M.D. entered into Voting Agreements with the Company. Under the Voting Agreements, Dr. Sim and Dr. Lam have agreed, among other things, to vote in favor of the approval and adoption of the Merger and the Merger Agreement.

Under the terms of the Merger Agreement, Merger Subsidiary will merge with and into NMM, with NMM becoming a wholly owned subsidiary of Apollo Medical Holdings, as the Merger. The Merger is intended to qualify for federal income tax purposes as a tax deferred reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986. In the transaction NMM will receive such number of shares of ApolloMed common stock such that NMM shareholders will own 82% and the Company shareholders will own 18% of issued and outstanding shares at closing. Additionally, NMM has agreed to relinquish its redemption rights relating to preferred stock it owns in the Company pursuant to the terms of a Consent and Waiver Agreement dated as of December 21, 2016 by and between the Company and NMM. The transaction was approved unanimously by the Board of Directors of both companies. Consummation of the Merger is subject to various closing conditions, including, among other things, approval by the stockholders of the Company and the stockholders of NMM. As part of the Merger Agreement, the Company and NMM have made various mutual representations and warranties.

Within five business days following the execution of the Merger Agreement, NMM was required to provide a working capital loan to the Company in the principal amount of $5,000,000, which loan the Company received on January 3, 2017. The loan is evidenced by a promissory note, which was issued on January 3, 2017. The promissory note has a term of two years, with the Company’s payment obligations commencing on February 1, 2017 and continuing on a quarterly basis thereafter until January 3, 2019. Under the terms of the promissory note, the Company must pay NMM interest on the principal balance outstanding at the prime rate plus one percent (1%). The Company may voluntarily prepay the outstanding principal and interest in whole or in part without penalty or premium. Upon the occurrence of any Event of Default (as such term is defined in the promissory note), the unpaid principal amount of, and all accrued but unpaid interest on, the promissory note will become due and payable immediately at the option of NMM. In such event, NMM may, at its option, declare the entire unpaid balance of the promissory note, together with all accrued interest, applicable fees, and costs and charges, including costs of collection, if any, to be immediately due and payable in cash.

The Merger Agreement grants each party the ability to update disclosure schedules through January 20, 2017. If any updated disclosure schedules are found to be unacceptable to the receiving party, as determined in such receiving party’s sole discretion, then such receiving party may terminate the Merger Agreement no later than February 3, 2017 (see below for amendment to the Merger Agreement).

The Merger Agreement provides that Thomas Lam, M.D., the Chief Executive Officer of NMM, and Warren Hosseinion, M.D., will be Co-Chief Executive Officers of the combined company upon closing of the transaction. Kenneth Sim, M.D., who currently serves as Chairman of NMM, will be Executive Chairman of the Company. Gary Augusta, current Executive Chairman of the Company, will be President, Mihir Shah will continue as Chief Financial Officer, and Hing Ang, current Chief Financial Officer of NMM will be the Chief Operating Officer. Adrian Vazquez, M.D. and Albert Young, M.D. will be Co-Chief Medical Officers. The Board of Directors will consist of nine directors, five of whom will be recommended for nomination to the Company’s Nomination and Corporate Governance Committee from NMM and four of whom will be recommended for nomination of the Company’s Nomination and Corporate Governance Committee from the Company.

Consummation of the Merger is subject to various closing conditions, including, among other things, approval under Hart-Scott-Rodino Act from Department of Justice and Federal Trade Commission, approval by The Company’s stockholders and the stockholders of NMM.

On March 30, 2017, NMM and ApolloMed entered into the Amendment to Agreement and Plan of Merger (“Amended Merger Agreement”) to exclude from the exchange ratio the 499,000 ApolloMed shares issued or issuable pursuant to a securities purchase agreement dated as of March 30, 2017, between ApolloMed and Appliance Apex, LLC. As part of an amendment to the Merger Agreement on March 30, 2017, the merger consideration to be paid by the Company to NMM was amended to include warrants to purchase 850,000 shares of common stock in the Company at an exercise price of $11 per share.

As of the date of this filing, the Merger has not been completed.

Registration Rights Agreement

On June 28, 2016, NNA and the Company entered into the Third Amendment (the “Third Amendment”) to the Registration Rights Agreement dated May 28, 2014, as amended by the First Amendment and Acknowledgement dated as of February 6, 2015, the Second Amendment and Conversion Agreement dated as of November 17, 2015, and the amendments thereto (collectively, the “Registration Agreement”). Pursuant to the Third Amendment, the Company had until April 28, 2017 to register NNA’s registrable securities on a registration statement filed with the SEC and the Company had until the earlier of (i) October 27, 2017 or (ii) the 5th trading day after the date the Company is notified by the SEC that such registration statement will not be reviewed or will not be subject to further review to have such registration statement declared effective by the SEC. All other provisions of the Registration Agreement remain in full force and effect, including paying NNA liquidated damages of 1.5% of the total purchase price of the registrable securities owned by NNA, payable in shares of the Company’s common stock, if the Company does not comply with these deadlines.

On April 26, 2017, the Company entered into a Fourth Amendment (the “Amendment”) with NNA. The Amendment amended the Registration Rights Agreement, dated as of March 28, 2014, between the Company and NNA (as amended by the First Amendment and Acknowledgement, dated as of February 6, 2015, the Amendment to First Amendment and Acknowledgement, dated as of July 7, 2015, the Second Amendment and Conversion Agreement, dated as of November 17, 2015, the Third Amendment, dated as of June 28, 2016, and as further amended by the amendments thereto, the “Registration Rights Agreement”).

The Amendment amended the Registration Rights Agreement to extend the deadline for the Company to file a resale registration statement covering NNA’s registrable securities to December 31, 2017, and also to extend the date by which the Company is required to use its commercially reasonable best efforts to cause such registration statement to be declared effective to June 30, 2018 (or, if earlier, the fifth (5th) trading day after the date on which the Securities and Exchange Commission notifies the Company that such registration statement will not be “reviewed” or will not be subject to further review).